 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                             NET ASSET VALUE                 TOTAL RETURN/1/
                     -------------------------------- -----------------------------
                                                        12 MONTHS       6 MONTHS
                      09/30/96 03/31/96      09/30/95 ENDED 09/30/96 ENDED 09/30/96
-------------------------------------------------------------------------------------
Class A Shares        $23.82    $21.16      $21.68         23.50%         12.57%
-------------------------------------------------------------------------------------
Class B Shares         23.27     20.75       21.27         22.57          12.14
-------------------------------------------------------------------------------------
Class C Shares         23.27     20.75       21.28         22.54          12.14
-------------------------------------------------------------------------------------

Performance Summary Class A Shares

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL  RETURN/1/
-------------------------------------------------------------------------------------
05/22/86 - 12/31/86   $ 9.25    $ 8.31     $   --        $   --          (10.16)%
-------------------------------------------------------------------------------------
1987                    8.31      6.88      0.2265        0.3703         (11.05)
-------------------------------------------------------------------------------------
1988                    6.88      7.70         --         0.2375          15.39
-------------------------------------------------------------------------------------
1989                    7.70      9.08         --         0.2900          21.71
-------------------------------------------------------------------------------------
1990                    9.08      7.73         --         0.2410         (12.33)
-------------------------------------------------------------------------------------
1991                    7.73     12.55         --         0.2070          65.37
-------------------------------------------------------------------------------------
1992                   12.55     17.38         --         0.0237          38.68
-------------------------------------------------------------------------------------
1993                   17.38     17.22      1.8425        0.0820          10.32
-------------------------------------------------------------------------------------
1994                   17.22     15.68      1.2660        0.1345          (0.75)
-------------------------------------------------------------------------------------
1995                   15.68     20.57      2.2099        0.2942          47.46
-------------------------------------------------------------------------------------
01/01/96 - 09/30/96    20.57     23.82         --            --           15.80
-------------------------------------------------------------------------------------
                                       Total: $5.5449    $1.8802
-------------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           09/30/96:     321.84%
-------------------------------------------------------------------------------------

Performance Summary Class B Shares

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL  RETURN/1/
-------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.24    $12.56     $   --        $0.0640          23.30%
-------------------------------------------------------------------------------------
1992                   12.56     17.31         --            --           37.82
-------------------------------------------------------------------------------------
1993                   17.31     17.04      1.8425        0.0571           9.57
-------------------------------------------------------------------------------------
1994                   17.04     15.47      1.2660        0.0344          (1.53)
-------------------------------------------------------------------------------------
1995                   15.47     20.21      2.2099        0.1766          46.36
-------------------------------------------------------------------------------------
01/01/96 - 09/30/96    20.21     23.27         --            --           15.14
-------------------------------------------------------------------------------------
                                       Total: $5.3184    $0.3321
-------------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           09/30/96:     208.99%
-------------------------------------------------------------------------------------

Performance Summary Class C Shares

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL  RETURN/1/
-------------------------------------------------------------------------------------
07/02/92 - 12/31/92   $14.61    $17.32     $   --        $0.0359          18.80%
-------------------------------------------------------------------------------------
1993                   17.32     17.03      1.8425        0.0691           9.52
-------------------------------------------------------------------------------------
1994                   17.03     15.48      1.2660        0.0209          (1.50)
-------------------------------------------------------------------------------------
1995                   15.48     20.21      2.2099        0.1819          46.30
-------------------------------------------------------------------------------------
01/01/96 - 09/30/96    20.21     23.27         --            --           15.14
-------------------------------------------------------------------------------------
                                       Total: $5.3184    $0.3078
-------------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                            9/30/96:     115.90%
-------------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results would be lower for each class if sales charges were included.

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                                                    % RETURN AFTER DEDUCTING
                     % RETURN WITHOUT SALES CHARGE    MAXIMUM SALES CHARGE
                     -------------------------------------------------------
                                 CLASS                       CLASS
                     -------------------------------------------------------
                        A*        B**      C***       A*      B**      C***
----------------------------------------------------------------------------
Twelve Months Ended
 09/30/96              23.50%    22.57%    22.54%   17.95%   17.57%   21.54%
----------------------------------------------------------------------------
Five Years Ended
 09/30/96              22.94     22.07      N/A     21.82    21.89     N/A
----------------------------------------------------------------------------
Ten Years Ended
 09/30/96              16.37      N/A       N/A     15.84     N/A      N/A
----------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/96+             14.90     23.93     19.84    14.38    23.78    19.84
----------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1.00% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are May 22, 1986, July 1, 1991 and July 2,
  1992 for Class A, Class B and Class C shares, respectively.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS              SEPTEMBER 30, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - 86.85%
 Business Services - 1.03%
   10,000  CCC Information Services Group, Incorporated*.........   $    210,000
    4,000  Sterling Commerce Incorporated*.......................        118,000
   10,000  Sterling Software Incorporated*.......................        763,750
                                                                    ------------
                                                                       1,091,750
                                                                    ------------
 Financial Services - 10.62%
   42,500  Ceridian Corporation*.................................      2,125,000
   15,000  Contifinancial Corporation*...........................        427,500
   18,000  Federal Home Loan Mortgage Corporation................      1,761,750
   46,500  Federal National Mortgage Association.................      1,621,688
   35,000  Finova Group Incorporated.............................      2,100,000
   25,000  First Data Corporation................................      2,040,625
   25,000  RAC Financial Group Incorporated*.....................      1,140,625
                                                                    ------------
                                                                      11,217,188
                                                                    ------------
 Insurance - 12.72%
   25,000  ACE Limited...........................................      1,321,875
   22,500  Allstate Corporation..................................      1,108,125
    6,200  CNA Financial Corporation*............................        594,425
   30,000  Enhance Financial Services Group Incorporated.........        990,000
   20,000  Equitable of Iowa Companies...........................        830,000
   17,325  Frontier Insurance Group Incorporated.................        690,834
   20,000  ITT Hartford Group, Incorporated......................      1,180,000
   55,000  PennCorp Financial Group, Incorporated................      1,773,750
   38,300  Prudential Reinsurance Holdings, Inc. ................        947,925
   40,000  Reinsurance Group of America, Incorporated............      1,755,000
   30,000  Reliastar Financial Corporation.......................      1,425,000
   30,000  Travelers Aetna Property Casualty Corporation.........        825,000
                                                                    ------------
                                                                      13,441,934
                                                                    ------------
 Money Center Banks - 4.37%
   18,000  The Chase Manhattan Corporation.......................      1,442,250
   15,000  Citicorp..............................................      1,359,375
   26,250  Republic New York Corporation.........................      1,814,531
                                                                    ------------
                                                                       4,616,156
                                                                    ------------
 Real Estate - 0.79%
   20,000  Starwood Lodging Trust................................        837,500
                                                                    ------------
 Regional Banks - 49.87%
  100,000  Atlantic Bancorp*.....................................        990,000
   35,000  Bancorp Hawaii Incorporated...........................      1,365,000
   10,000  Bank of Boston Corporation............................        578,750
   68,000  Bank of New York Company, Incorporated................      1,997,500
   32,800  Banknorth Group, Incorporated.........................      1,225,900
   66,000  Barnett Banks, Incorporated...........................      2,227,500
   35,000  CCB Financial Corporation.............................      1,916,250
   46,875  Chittenden Corporation................................      1,183,594

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONCLUDED)
 Regional Banks - (concluded)

   32,000  Comerica Incorporated.................................   $  1,648,000
   45,000  Corestates Financial Corporation......................      1,946,250
   25,000  Crestar Financial Corporation.........................      1,475,000
   50,000  Cullen Frost Bankers Incorporated.....................      1,506,250
   35,000  First American Corporation of Tennessee...............      1,680,000
    8,500  First Empire State Corporation........................      2,116,500
   30,000  First Hawaiian Incorporated...........................        930,000
   51,446  First Michigan Bank Corporation.......................      1,273,288
   45,000  First Security Corporation............................      1,237,500
   39,375  First Western Bancorp, Incorporated...................      1,013,906
   25,000  Fleet Financial Group, Incorporated...................      1,112,500
   50,000  Heritage Financial Group, Incorporated................      1,050,000
   41,250  HUBCO, Incorporated...................................        881,719
   55,000  Marshall and Ilsley Corporation.......................      1,656,875
   20,000  Mercantile Bancorporation, Incorporated...............      1,040,000
   30,000  Northern Trust Corporation............................      1,972,500
   50,000  Norwest Corporation...................................      2,043,750
   27,562  Old Kent Financial Corporation........................      1,167,940
  100,000  Riggs National Corporation............................      1,662,500
   35,000  Seacoast Banking Corporation of Florida...............        822,500
   25,000  Southern National Corporation.........................        831,250
   50,000  Summit Bancorp, Incorporated..........................      1,987,500
   74,150  Synovus Financial Corporation.........................      1,927,900
   30,000  Texas Regional Bankshares Incorporated................        862,500
   40,000  Trans Financial Bancorp, Incorporated.................        800,000
   36,750  US Bancorp of Oregon..................................      1,451,625
   30,000  Westamerica Bancorporation............................      1,515,000
   45,000  Wilmington Trust Corporation..........................      1,608,750
   22,500  Zions Bancorporation..................................      1,991,250
                                                                    ------------
                                                                      52,697,247
                                                                    ------------
 Thrift Institutions - 7.45%
   50,000  American Federal Bank, FSB............................        881,250
   35,000  Bank United Corporation*..............................        870,625
   35,437  Charter One Financial, Incorporated...................      1,417,480
   45,000  Coast Savings Financial, Incorporated.................      1,440,000
   50,000  Commonwealth Bancorp Incorporated.....................        593,750
   30,000  First Palm Beach Bancorp Incorporated.................        697,500
   55,000  Glendale Federal Bank FSB*............................        976,250
   26,666  Queens County Bancorp Incorporated....................        993,309
                                                                    ------------
                                                                       7,870,164
                                                                    ------------
 Total Common Stocks (cost - $53,088,222).........................    91,771,939
                                                                    ------------

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 U.S. GOVERNMENT OBLIGATIONS - 4.71%
           U.S. Treasury Bills (cost -
  $5,000     $4,974,563)......................   11/07/96  4.950%@ $  4,974,563
                                                                   ------------
 REPURCHASE AGREEMENTS - 8.16%
   4,627   Repurchase Agreement dated
            09/30/96, with Citicorp Inc.,
            collateralized by $4,090,000 U.S.
            Treasury Bonds, 8.125% due
            05/15/21;
            proceeds: $4,627,735..............   10/01/96  5.720      4,627,000
   4,000   Repurchase Agreement dated 09/30/96
            with Chicago First National Bank,
            collateralized by $3,970,000 U.S.
            Treasury Notes, 6.750% due
            06/30/99; proceeds: $4,000,633....   10/01/96  5.700      4,000,000
                                                                   ------------
 Total Repurchase Agreements (cost -
 $8,627,000)...................................                       8,627,000
                                                                   ------------
 Total Investments (cost - $66,689,785) -
  99.72%.......................................                     105,373,502
 Other assets in excess of liabilities -
  0.28%........................................                         298,718
                                                                   ------------
 Net Assets - 100%.............................                    $105,672,220
                                                                   ============

-------
*Non-income producing security
@Yield to maturity at date of purchase




                 See accompanying notes to financial statements

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES   SEPTEMBER 30, 1996 (UNAUDITED)

Assets
Investments in securities, at value (cost - $66,689,785).......... $105,373,502
Dividends and interest receivable.................................      158,176
Receivable for fund shares sold...................................      275,952
Other assets......................................................       67,861
                                                                   ------------
Total assets......................................................  105,875,491
                                                                   ------------
Liabilities
Payable to affiliates.............................................      103,060
Payable for fund shares repurchased...............................       66,196
Accrued expenses and other liabilities............................       34,015
                                                                   ------------
Total liabilities.................................................      203,271
                                                                   ------------
Net Assets
Capital stock--$0.001 par value (300,000,000 shares authorized)...   54,540,508
Undistributed net investment income...............................      894,589
Accumulated net realized gains from investment transactions.......   11,553,406
Net unrealized appreciation of investments........................   38,683,717
                                                                   ------------
Net assets........................................................ $105,672,220
                                                                   ============
Class A:
Net assets........................................................ $ 69,330,780
                                                                   ------------
Shares outstanding................................................    2,910,894
                                                                   ------------
Net asset value and redemption value per share....................       $23.82
                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................       $24.94
                                                                         ======
Class B:
Net assets........................................................ $ 28,550,784
                                                                   ------------
Shares outstanding................................................    1,226,941
                                                                   ------------
Net asset value and offering price per share......................       $23.27
                                                                         ======
Class C:
Net assets........................................................ $  7,790,656
                                                                   ------------
Shares outstanding................................................      334,781
                                                                   ------------
Net asset value and offering price per share......................       $23.27
                                                                         ======

                 See accompanying notes to financial statements

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            STATEMENT OF OPERATIONS
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

Investment Income:
Dividends.......................................................... $   975,149
Interest...........................................................     262,918
                                                                    -----------
                                                                      1,238,067
                                                                    -----------
Expenses:
Investment advisory and administration.............................     345,531
Service fees--Class A..............................................      80,999
Service and distribution fees--Class B.............................     135,558
Service and distribution fees--Class C.............................      34,066
Reports and notices to shareholders................................      60,803
Transfer agency and service fees...................................      56,348
Legal and audit....................................................      52,161
Federal and state registration.....................................      38,487
Custody and accounting.............................................      34,893
Directors' fees....................................................       7,875
Other expenses.....................................................      13,625
                                                                    -----------
                                                                        860,346
                                                                    -----------
Net investment income..............................................     377,721
                                                                    -----------
Realized and unrealized gains from investment activities:
Net realized gains from investment transactions....................   5,083,814
Net change in unrealized appreciation/depreciation of investments..   6,178,903
                                                                    -----------
Net realized and unrealized gains from investment activities.......  11,262,217
                                                                    -----------
Net increase in net assets resulting from operations............... $11,640,438
                                                                    ===========



                 See accompanying notes to financial statements

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE SIX MONTHS
                                                    ENDED         FOR THE YEAR
                                              SEPTEMBER 30, 1996     ENDED
                                                 (UNAUDITED)     MARCH 31, 1996
                                              ------------------ --------------
From operations:
Net investment income........................    $    377,721     $  1,104,736
Net realized gains from investment
 transactions................................       5,083,814       13,255,578
Net change in unrealized
 appreciation/depreciation of investments....       6,178,903       13,498,803
                                                 ------------     ------------
Net increase in net assets resulting from
 operations..................................      11,640,438       27,859,117
                                                 ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............             --          (835,012)
Net investment income--Class B...............             --          (213,796)
Net investment income--Class C...............             --           (62,458)
Net realized gains from investment
 transactions--Class A.......................             --        (6,272,236)
Net realized gains from investment
 transactions--Class B.......................             --        (2,675,354)
Net realized gains from investment
 transactions--Class C.......................             --          (758,806)
                                                 ------------     ------------
Total dividends and distributions to
 shareholders................................             --       (10,817,662)
                                                 ------------     ------------
From capital stock transactions:
Net proceeds from the sale of shares.........       7,491,955       26,551,641
Cost of shares repurchased...................     (12,599,312)     (23,163,766)
Proceeds from dividends reinvested...........             --         8,886,411
                                                 ------------     ------------
Net increase (decrease) in net assets from
 capital stock transactions..................      (5,107,357)      12,274,286
                                                 ------------     ------------
Net increase in net assets...................       6,533,081       29,315,741
Net Assets:
Beginning of period..........................      99,139,139       69,823,398
                                                 ------------     ------------
End of period (including undistributed net
 investment income of
 $894,589 and $516,868, respectively)........    $105,672,220     $ 99,139,139
                                                 ============     ============



                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Financial Services Growth Fund Inc. (the "Fund") was incorporated in the state of Maryland on February 13, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C, and Class Y shares (no Class Y shares were outstanding during the period). Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments - Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Fund's Board of Directors. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board of Directors determines that this does not represent fair value.

PAINEWEBBER

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting that industry may affect the market value of the Fund's investments.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's board of directors has approved an Investment Advisory and Administrative Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In

PAINEWEBBER
accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At September 30, 1996, the Fund owed Mitchell Hutchins $58,672 in investment advisory and administration fees.

For the six months ended September 30, 1996, the Fund paid $600 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.


DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 1996, the Fund owed Mitchell Hutchins $42,253 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that, for the six months ended September 30, 1996, it earned $93,650 in sales charges.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended September 30, 1996, PaineWebber earned $17,979. At September 30, 1996, the Fund owed PaineWebber $2,135 for transfer agency service fees.

PAINEWEBBER
           INVESTMENTS IN SECURITIES

           For federal income tax purposes, the cost of securities owned at September 30, 1996, was substantially the same as the cost of securities for financial statement purposes.

           At September 30, 1996, the components of net unrealized appreciation of investments were as follows:

        Gross appreciation (investments having an excess of value
         over cost)............................................... $38,792,064
        Gross depreciation (investments having an excess of cost
         over value)..............................................    (108,347)
                                                                   -----------
        Net unrealized appreciation of investments................ $38,683,717
                                                                   ===========

           For the six months ended September 30, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $5,772,687 and $13,922,446, respectively.

           FEDERAL TAX STATUS

           The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

           CAPITAL STOCK

           There are 300 million shares of $0.001 par value common stock authorized. Transactions in common stock were as follows:

                                CLASS A                CLASS B                CLASS C
                          ---------------------  ---------------------  ---------------------
                           SHARES     AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                          --------  -----------  --------  -----------  --------  -----------
SIX MONTHS ENDED SEPTEM-
 BER 30, 1996:
Shares sold.............    78,398  $ 1,718,486   133,769  $ 2,907,113   127,753  $ 2,866,356
Shares repurchased......  (219,703)  (4,766,916) (234,819)  (4,978,734) (129,719)  (2,853,662)
Shares converted from
 Class B to Class A.....    27,698      606,825   (28,300)    (606,825)      --           --
                          --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)
 .......................  (113,607) $(2,441,605) (129,350) $(2,678,446)   (1,966) $    12,694
                          ========  ===========  ========  ===========  ========  ===========
YEAR ENDED MARCH 31,
 1996:
Shares sold.............   442,357  $ 8,961,983   677,102  $13,511,924   202,522  $ 4,077,734
Shares repurchased......  (600,457) (12,204,953) (394,042)  (7,888,316) (152,237)  (3,070,497)
Shares converted from
 Class B to Class A.....    29,539      603,210   (30,078)    (603,210)      --           --
Dividends and
 distributions
 reinvested.............   271,927    5,487,484   131,753    2,612,655    39,651      786,272
                          --------  -----------  --------  -----------  --------  -----------
Net increase ...........   143,366  $ 2,847,724   384,735  $ 7,633,053    89,936  $ 1,793,509
                          ========  ===========  ========  ===========  ========  ===========

                      [This Page Intentionally Left Blank]

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                         ----------------------------------------------------------
                            For the
                          Six Months
                             Ended
                         September 30,      For the Years Ended March 31,
                             1996      --------------------------------------------
                          (unaudited)   1996     1995     1994      1993     1992
                         -------------  ----     ----     ----      ----     ----
Net asset value,
beginning of period.....     $21.16     $17.11   $16.92   $19.45    $13.36   $ 9.50
                             ------     ------   ------   ------    ------   ------
Net investment income
(loss)..................       0.12       0.30     0.25     0.15      0.10     0.15
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........       2.54       6.25     1.34    (0.76)     6.01     3.92

                             ------     ------   ------   ------    ------   ------
Net increase (decrease)
from investment
operations..............       2.66       6.55     1.59    (0.61)     6.11     4.07

                             ------     ------   ------   ------    ------   ------
Dividends from net
investment income.......        --       (0.29)   (0.13)   (0.08)    (0.02)   (0.21)
Distributions from net
 realized gains from
 investment
 transactions...........        --       (2.21)   (1.27)   (1.84)      --       --

                             ------     ------   ------   ------    ------   ------
Total dividends and
distributions to
shareholders............        --       (2.50)   (1.40)   (1.92)    (0.02)   (0.21)

                             ------     ------   ------   ------    ------   ------
Net asset value, end of
period..................     $23.82     $21.16   $17.11   $16.92    $19.45   $13.36
                             ======     ======   ======   ======    ======   ======
Total investment
return(1)...............      12.57%     39.02%   10.22%   (3.14)%   46.79%   42.23%
                             ======     ======   ======   ======    ======   ======
Ratios/supplemental
data:
Net assets, end of
period (000's)..........    $69,331    $64,003  $49,295  $48,032   $61,645  $44,867
Expenses to average net
assets..................       1.49%*     1.37%    1.45%    1.44%     1.87%    1.72%
Net investment income
(loss) to average net
assets..................       1.03%*     1.50%    1.40%    0.76%     0.60%    1.32%
Portfolio turnover
rate....................          7%        53%      14%      22%       28%      31%
Average commission rate
 per share of common
 stock investments
 purchased/sold(2) .....    $0.0600        --       --       --        --       --
---------------------

+ Commencment of issuance of shares
* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods less than one year have not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER




                           CLASS B                                                           CLASS C
--------------------------------------------------------------------- ----------------------------------------------------------
   For the                                                               For the
 Six Months                                                            Six Months
    Ended               For the Years                                     Ended          For the Years
September 30,          Ended March 31,                For the Period  September 30,     Ended March 31,           For the Period
    1996       -----------------------------------   July 1, 1991+ to     1996      -------------------------   July 2, 1992+ to
 (unaudited)    1996     1995     1994      1993      March 31, 1992   (unaudited)   1996     1995     1994       March 31, 1993
-------------  -------  -------  -------   -------   ---------------- ------------- -------  -------  -------   ----------------
  $  20.75     $ 16.85  $ 16.71  $ 19.34   $ 13.36       $ 10.24         $ 20.75    $ 16.86  $ 16.71  $ 19.34       $ 14.61

  --------     -------  -------  -------   -------       -------         -------    -------  -------  -------       -------
      0.03        0.13     0.11     0.02     (0.01)          --             0.03       0.12     0.11     0.01           --
      2.49        6.16     1.33    (0.75)     5.99          3.18            2.49       6.16     1.33    (0.73)         4.77

    ------      ------   ------   ------    ------        ------          ------     ------   ------   ------        ------
      2.52        6.29     1.44    (0.73)     5.98          3.18            2.52       6.28     1.44    (0.72)         4.77

    ------      ------   ------   ------    ------        ------           -----      -----   ------   ------        ------
       --        (0.18)   (0.03)   (0.06)      --          (0.06)            --       (0.18)   (0.02)   (0.07)        (0.04)
       --        (2.21)   (1.27)   (1.84)      --            --              --       (2.21)   (1.27)   (1.84)          --

    ------      ------   ------   ------    ------        ------          ------     ------   ------   ------        ------
       --        (2.39)   (1.30)   (1.90)      --          (0.06)            --       (2.39)   (1.29)   (1.91)        (0.04)

    ------      ------   ------   ------    ------        ------          ------     ------   ------   ------        ------
  $  23.27      $20.75   $16.85   $16.71    $19.34        $13.36          $23.27     $20.75   $16.86   $16.71        $19.34
  ========      ======   ======   ======    ======        ======          ======     ======   ======   ======        ======
     12.14%      37.97%    9.37%   (3.83)%   44.76%        31.16%          12.14%     37.92%    9.34%   (3.76)%       32.66%

    ======      ======   ======   ======    ======        ======          ======     ======   ======   ======        ======
  $ 28,551     $28,147  $16,368  $11,517   $10,364       $   765         $ 7,791    $ 6,989  $ 4,160  $ 4,370       $ 4,636
      2.25%*      2.12%    2.22%    2.16%     2.45%         2.72%*          2.26%*     2.14%    2.23%    2.17%         2.36%*
      0.27%*      0.74%    0.67%    0.05%    (0.03)%        0.14%*          0.26%*     0.72%    0.61%    0.03%         0.01%*
         7%         53%      14%      22%       28%           31%              7%        53%      14%      22%           28%
  $ 0.0600         --       --       --        --            --          $0.0600        --       --       --            --

 FINANCIAL SERVICES GROWTH FUND INC.
PAINEWEBBER

            SHAREHOLDER INFORMATION

            A Special Meeting of shareholders of the Fund was held on April 10, 1996. At the meeting the following proposals were approved.

PROPOSAL 1

                                                                        SHARES
                                                          SHARES VOTED WITHHOLD
                                                              FOR      AUTHORITY
                                                          ------------ ---------
To elect ten members of its Board of Directors:
  Margo N. Alexander.....................................  2,340,810    101,493
  Richard Q. Armstrong...................................  2,340,810    101,493
  E. Garrett Bewkes, Jr. ................................  2,340,810    101,493
  Richard R. Burt........................................  2,340,810    101,493
  Mary C. Farrell........................................  2,340,810    101,493
  Meyer Feldberg.........................................  2,340,810    101,493
  George W. Gowen........................................  2,340,810    101,493
  Frederic V. Malek......................................  2,340,810    101,493
  Carl W. Schafer........................................  2,340,810    101,493
  John R. Torell III.....................................  2,340,810    101,493

PROPOSAL 2

To vote for or against the ratification of the selection of Ernst & Young LLP as the independent auditors for the Funds' current fiscal year ending March 31, 1997:

              SHARES VOTED                    SHARES                                    SHARES
                  FOR                         AGAINST                                   ABSTAIN
              ------------                    -------                                   -------
               2,340,024                       4,568                                    97,711

PROPOSAL 3

To vote for or against the following changes to the Fund's fundamental investment restrictions and policies.
For each of the following proposals, the votes were as follows:

                                                   SHARES VOTED SHARES  SHARES
                                                       FOR      AGAINST ABSTAIN
                                                   ------------ ------- -------
Modification of fundamental restriction on
 portfolio diversification........................  2,287,157   41,127  114,019
Modification of fundamental restriction on
 concentration....................................  2,287,157   41,127  114,019
Modification of fundamental restriction on senior
 securities and borrowing.........................  2,287,157   41,127  114,019
Modification of fundamental restriction on making
 loans............................................  2,287,157   41,127  114,019
Modification of fundamental restriction on
 underwriting securities..........................  2,287,157   41,127  114,019
Modification of fundamental restriction on real
 estate investments...............................  2,287,157   41,127  114,019
Modification of fundamental restriction on
 investing in commodities.........................  2,287,157   41,127  114,019
Elimination of fundamental restriction on margin
 transactions.....................................  2,287,157   41,127  114,019
Elimination of fundamental restriction on short
 sales............................................  2,287,157   41,127  114,019
Elimination of fundamental restriction on
 investments in oil, gas and mineral leases and
 programs.........................................  2,287,157   41,127  114,019
Elimination of fundamental restriction on
 investments in other investment companies........  2,287,157   41,127  114,019

-------
(Broker non-votes and abstentions are included within the "Shares Withhold Authority" or "Shares Abstain" totals.)